                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                       OF

                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

101 Montgomery Street, San Francisco, California              94104
--------------------------------------------------------------------------------
  (Address of principal executive offices)                  (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  July 1, 2008 - September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Schwab Annuity Portfolios
Schwab Money Market Portfolio(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                                      COST                 VALUE
HOLDINGS BY CATEGORY                                               ($ x 1,000)          ($ x 1,000)
----------------------   --------------------------                -----------          -----------
           83.7%         FEDERAL AGENCY SECURITIES                   214,201              214,201
           15.5%         OTHER INVESTMENT                             39,686               39,686
                                                                    --------             --------
           99.2%         TOTAL INVESTMENTS                           253,887              253,887
            0.8%         OTHER ASSETS AND
                         LIABILITIES, NET                                                   2,149
                                                                                         --------
          100.0%         NET ASSETS                                                       256,036

ISSUER                                                             FACE AMOUNT                   VALUE
RATE, MATURITY DATE                                                ($ X 1,000)                ($ X 1,000)
FEDERAL AGENCY SECURITIES 83.7% of NET ASSETS

FIXED-RATE COUPON NOTE  2.0%
FEDERAL FARM CREDIT BANK
  4.18%, 10/10/08                                                      5,000                      5,000

FIXED-RATE DISCOUNT NOTES  81.7%
FANNIE MAE
   2.56%, 10/01/08                                                      2,361                      2,361
   2.40%, 10/08/08                                                      4,000                      3,998
   2.46%, 10/17/08                                                      1,340                      1,338
   2.35%, 10/20/08                                                      6,000                      5,993
   2.40%, 10/21/08                                                      4,000                      3,995
   2.41%, 10/30/08                                                      1,350                      1,347
   2.43%, 10/30/08                                                      4,071                      4,063
   2.53%, 10/31/08                                                      1,643                      1,640
   2.63%, 10/31/08                                                      1,535                      1,532
   2.18%, 11/10/08                                                      1,940                      1,935
   2.23%, 11/12/08                                                      1,510                      1,506
   2.58%, 11/14/08                                                      1,325                      1,321
   2.54%, 11/19/08                                                      3,957                      3,943
   2.63%, 11/19/08                                                      2,500                      2,491
   2.50%, 12/03/08                                                      1,500                      1,493
   2.62%, 12/03/08                                                      2,000                      1,991
   2.84%, 01/07/09                                                      2,020                      2,005
   2.47%, 01/14/09                                                      1,000                        993
   2.84%, 01/14/09                                                      1,800                      1,785
   2.80%, 02/11/09                                                      6,240                      6,176
   2.83%, 02/18/09                                                      1,325                      1,311
   2.85%, 02/18/09                                                      2,000                      1,978
   2.79%, 02/23/09                                                      1,000                        989

FEDERAL FARM CREDIT BANK
   2.22%, 10/15/08                                                      1,000                        999
   2.25%, 10/16/08                                                      3,500                      3,497
   2.48%, 10/30/08                                                      1,000                        998
   2.11%, 11/07/08                                                      1,000                        998
   2.41%, 11/14/08                                                      4,538                      4,525
   2.21%, 11/17/08                                                     15,000                     14,957
   2.68%, 11/20/08                                                      3,006                      2,995
   2.53%, 04/06/09                                                      1,024                      1,011

FEDERAL HOME LOAN BANK
   2.36%, 10/01/08                                                      5,705                      5,705
   2.09%, 10/03/08                                                      2,000                      2,000
   2.13%, 10/03/08                                                      1,247                      1,247
   2.41%, 10/08/08                                                      1,543                      1,542
   2.42%, 10/10/08                                                      5,895                      5,891
   2.43%, 10/15/08                                                      1,213                      1,212
   2.10%, 10/20/08                                                      3,057                      3,054
   2.44%, 10/27/08                                                      3,000                      2,995
   2.46%, 10/27/08                                                      1,415                      1,412
   2.54%, 11/07/08                                                      1,350                      1,346
   2.52%, 11/10/08                                                      7,175                      7,155
   2.17%, 11/14/08                                                      5,000                      4,987
   2.48%, 11/14/08                                                      1,082                      1,079
   2.52%, 11/14/08                                                      2,500                      2,492
   2.59%, 12/03/08                                                      2,490                      2,479
   2.16%, 12/10/08                                                      1,000                        996
   2.63%, 12/19/08                                                      1,472                      1,464
   2.37%, 01/15/09                                                      1,000                        993
   3.23%, 01/15/09                                                      4,000                      3,962
   2.85%, 01/30/09                                                      1,108                      1,097
   2.89%, 02/20/09                                                      1,150                      1,137
   2.84%, 02/24/09                                                      2,000                      1,977

FREDDIE MAC
   2.30%, 10/14/08                                                      1,041                      1,040
   2.42%, 10/14/08                                                      1,347                      1,346
   2.35%, 10/22/08                                                      5,000                      4,993
   2.44%, 10/24/08                                                      4,000                      3,994
   2.45%, 10/28/08                                                      2,713                      2,708
   2.18%, 11/07/08                                                      2,340                      2,335
   2.12%, 11/10/08                                                      2,000                      1,995
   2.61%, 11/10/08                                                      2,000                      1,994
   2.65%, 11/10/08                                                      1,000                        997
   2.17%, 11/17/08                                                      4,000                      3,989
   2.49%, 11/17/08                                                      2,000                      1,994
   2.56%, 11/17/08                                                      1,925                      1,919
   2.52%, 11/18/08                                                      4,880                      4,864
   2.16%, 11/20/08                                                      3,476                      3,466
   2.51%, 11/20/08                                                      1,224                      1,220
   2.10%, 12/08/08                                                      1,150                      1,145
   2.52%, 12/15/08                                                      2,000                      1,990
   2.12%, 12/16/08                                                      3,797                      3,780
   2.92%, 12/29/08                                                      1,000                        993
   2.37%, 01/05/09                                                      1,000                        994
   2.73%, 01/20/09                                                      1,968                      1,952
   2.84%, 01/20/09                                                      1,000                        991
   2.86%, 01/26/09                                                      3,500                      3,468
   2.65%, 02/02/09                                                      1,000                        991

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                             FACE AMOUNT                   VALUE
RATE, MATURITY DATE                                                ($ X 1,000)                ($ X 1,000)
   2.42%, 02/09/09                                                      3,000                      2,974
   2.74%, 02/09/09                                                      3,000                      2,970
   2.89%, 03/02/09                                                      1,128                      1,114
   2.43%, 03/09/09                                                      1,662                      1,644
   3.20%, 03/23/09                                                      3,000                      2,955
                                                                                             -----------
                                                                                                 209,201
                                                                                             -----------
TOTAL FEDERAL AGENCY SECURITIES
(COST $214,201)                                                                                  214,201
                                                                                             -----------

                                                            FACE/MATURITY
ISSUER                                                          AMOUNT                          VALUE
RATE, MATURITY DATE                                           ($ X 1,000)                    ($ X 1,000)
OTHER INVESTMENT 15.5% OF NET ASSETS

REPURCHASE AGREEMENT  15.5%
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Treasury Securities with a value
   of $40,487.
   0.25%, issued 09/30/08,
      due 10/01/08                                                 39,687                        39,686
                                                                                            -----------
TOTAL OTHER INVESTMENT
(COST $39,686)                                                                                   39,686
                                                                                            -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $253,887.

Treasury Guaranty Program

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                      SECURITIES
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                           $253,887
Level 3 - Significant Unobservable Inputs                                     $0
                                                                  --------------
TOTAL                                                                   $253,887
                                                                  --------------

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES
Level 1 - Quoted Prices                                             $         0
Level 2 - Other Significant Observable Inputs                       $   253,887
Level 3 - Significant Unobservable Inputs                           $         0
                                                                  -------------
TOTAL                                                               $   253,887
                                                                  -------------

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                COST                      VALUE
HOLDINGS BY CATEGORY                                         ($ X 1,000)                ($ X 1,000)
--------------------                                         -----------                -----------
    12.7%     COMMON STOCK                                         3,056                     5,036
    86.3%     OTHER INVESTMENT COMPANIES                          34,528                    34,106
     1.0%     SHORT-TERM INVESTMENT                                  413                       413
                                                             -----------                ----------
   100.0%     TOTAL INVESTMENTS                                   37,997                    39,555
    0.00%     OTHER ASSETS AND
              LIABILITIES, NET                                                                 (20)
                                                                                        ----------
   100.0%     NET ASSETS                                                                    39,535

                                                               NUMBER OF                   VALUE
SECURITY                                                        SHARES                  ($ X 1,000)
COMMON STOCK  12.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS  0.1%
Ford Motor Co. *                                                     883                         5
General Motors Corp.                                                 267                         2
Harley-Davidson, Inc.                                                128                         5
Johnson Controls, Inc.                                               273                         8
The Goodyear Tire & Rubber Co. *                                      84                         1
                                                                                        ----------
                                                                                                21

BANKS  0.3%
BB&T Corp.                                                           253                        10
Comerica, Inc.                                                        78                         3
Fifth Third Bancorp                                                  262                         3
First Horizon National Corp.                                          62                         1
Hudson City Bancorp, Inc.                                            200                         4
Huntington Bancshares, Inc.                                          118                         1
KeyCorp                                                              191                         2
M&T Bank Corp.                                                        37                         3
Marshall & Ilsley Corp.                                              106                         2
MGIC Investment Corp.                                                 42                        --
National City Corp.                                                  260                        --
PNC Financial Services Group, Inc.                                   138                        10
Regions Financial Corp.                                              344                         3
Sovereign Bancorp, Inc.                                              176                         1
SunTrust Banks, Inc.                                                 175                         8
U.S. Bancorp                                                         852                        31
Wells Fargo & Co.                                                  1,584                        59
Zions Bancorp                                                         50                         2
                                                                                        -----------
                                                                                               143

CAPITAL GOODS  1.1%
3M Co.                                                               357                        24
Caterpillar, Inc.                                                    317                        19
Cooper Industries Ltd., Class A                                       88                         3
Cummins, Inc.                                                         88                         4
Danaher Corp.                                                        112                         8
Deere & Co.                                                          226                        11
Dover Corp.                                                           97                         4
Eaton Corp.                                                           71                         4
Emerson Electric Co.                                                 388                        16
Fastenal Co.                                                          75                         4
Fluor Corp.                                                           84                         5
General Dynamics Corp.                                               189                        14
General Electric Co.                                               4,932                       126
Goodrich Corp.                                                        59                         2
Honeywell International, Inc.                                        394                        16
Illinois Tool Works, Inc.                                            196                         9
Ingersoll-Rand Co., Ltd., Class A                                    173                         5
ITT Corp.                                                             88                         5
Jacobs Engineering Group, Inc. *                                     100                         5
L-3 Communications Holdings, Inc.                                     58                         6
Lockheed Martin Corp.                                                169                        19
Masco Corp.                                                          196                         4
Northrop Grumman Corp.                                               165                        10
PACCAR, Inc.                                                         181                         7
Pall Corp.                                                            60                         2
Parker Hannifin Corp.                                                 84                         4
Precision Castparts Corp.                                            100                         8
Raytheon Co.                                                         212                        11
Rockwell Automation, Inc.                                             83                         3
Rockwell Collins, Inc.                                                82                         4
Terex Corp. *                                                         40                         1
Textron, Inc.                                                        124                         4
The Boeing Co.                                                       378                        22
The Manitowoc Co., Inc.                                              100                         2
Tyco International Ltd.                                              238                         8
United Technologies Corp.                                            480                        29
W.W. Grainger, Inc.                                                   37                         3
                                                                                        -----------
                                                                                               431

COMMERCIAL & PROFESSIONAL SUPPLIES  0.1%
Allied Waste Industries, Inc. *                                      115                         1
Avery Dennison Corp.                                                  53                         2
Cintas                                                                66                         2
Equifax, Inc.                                                         62                         2
Monster Worldwide, Inc. *                                             60                         1
Pitney Bowes, Inc.                                                   108                         4
R.R. Donnelley & Sons Co.                                            103                         3
Robert Half International, Inc.                                       82                         2
Waste Management, Inc.                                               261                         8
                                                                                        -----------
                                                                                                25

CONSUMER DURABLES & APPAREL  0.1%
Centex Corp.                                                          59                         1
Coach, Inc. *                                                        181                         5
D.R. Horton, Inc.                                                    128                         2
Eastman Kodak Co.                                                    135                         2

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                 NUMBER OF                 VALUE
SECURITY                                                          SHARES                ($ X 1,000)
Fortune Brands, Inc.                                                  70                         4
Harman International Industries, Inc.                                 32                         1
Hasbro, Inc.                                                          85                         3
Jones Apparel Group, Inc.                                             55                         1
KB HOME                                                               37                         1
Leggett & Platt, Inc.                                                 87                         2
Lennar Corp., Class A                                                 64                         1
Liz Claiborne, Inc.                                                   50                         1
Mattel, Inc.                                                         183                         3
Newell Rubbermaid, Inc.                                              129                         2
NIKE, Inc., Class B                                                  178                        12
Polo Ralph Lauren Corp.                                               30                         2
Pulte Homes, Inc.                                                    102                         1
Snap-on, Inc.                                                         27                         1
The Black & Decker Corp.                                              36                         2
The Stanley Works                                                     35                         2
VF Corp.                                                              42                         3
Whirlpool Corp.                                                       36                         3
                                                                                        -----------
                                                                                                55

CONSUMER SERVICES  0.2%
Apollo Group, Inc., Class A *                                         67                         4
Carnival Corp.                                                       205                         7
Darden Restaurants, Inc.                                              63                         2
H&R Block, Inc.                                                      156                         4
International Game Technology                                        159                         3
Marriott International, Inc., Class A                                152                         4
McDonald's Corp.                                                     594                        37
Starbucks Corp. *                                                    361                         5
Starwood Hotels & Resorts Worldwide, Inc.                            103                         3
Wendy's/Arby's Group, Inc., Class A                                  233                         1
Wyndham Worldwide Corp.                                               95                         1
Yum! Brands, Inc.                                                    260                         8
                                                                                        -----------
                                                                                                79

DIVERSIFIED FINANCIALS  1.0%
American Capital Ltd.                                                100                         3
American Express Co.                                                 585                        21
Ameriprise Financial, Inc.                                           118                         4
Bank of America Corp.                                              2,248                        79
Bank of New York Mellon Corp.                                        540                        18
Capital One Financial Corp.                                          142                         7
CIT Group, Inc.                                                       95                         1
Citigroup, Inc.                                                    2,361                        48
CME Group, Inc.                                                       15                         6
Discover Financial Services                                          254                         3
E*TRADE Financial Corp. *                                            197                         1
Federated Investors, Inc., Class B                                    40                         1
Franklin Resources, Inc.                                              72                         6
IntercontinentalExchange, Inc. *                                      35                         3
Invesco Ltd.                                                         153                         3
Janus Capital Group, Inc.                                            102                         2
JPMorgan Chase & Co.                                               1,849                        86
Legg Mason, Inc.                                                      59                         2
Leucadia National Corp.                                              100                         5
Merrill Lynch & Co., Inc.                                            434                        11
Moody's Corp.                                                        116                         4
Morgan Stanley                                                       508                        12
Northern Trust Corp.                                                  87                         6
NYSE Euronext                                                        100                         4
SLM Corp. *                                                          197                         2
State Street Corp.                                                   157                         9
T. Rowe Price Group, Inc.                                            126                         7
The Charles Schwab Corp. (a)                                         488                        13
The Goldman Sachs Group, Inc.                                        206                        26
                                                                                        -----------
                                                                                               393

ENERGY  1.7%
Anadarko Petroleum Corp.                                             220                        11
Apache Corp.                                                         156                        16
Baker Hughes, Inc.                                                   161                        10
BJ Services Co.                                                      154                         3
Cabot Oil & Gas Corp.                                                 40                         1
Cameron International Corp. *                                        100                         4
Chesapeake Energy Corp.                                              176                         6
Chevron Corp.                                                      1,053                        87
ConocoPhillips                                                       780                        57
CONSOL Energy, Inc.                                                  100                         5
Devon Energy Corp.                                                   210                        19
El Paso Corp.                                                        311                         4
ENSCO International, Inc.                                             70                         4
EOG Resources, Inc.                                                  114                        10
Exxon Mobil Corp.                                                  2,719                       211
Halliburton Co.                                                      488                        16
Hess Corp.                                                           111                         9
Marathon Oil Corp.                                                   346                        14
Massey Energy Co.                                                     20                         1
Murphy Oil Corp.                                                      79                         5
Nabors Industries Ltd. *                                             149                         4
National-Oilwell Varco, Inc. *                                       164                         8
Noble Corp.                                                          128                         6
Noble Energy                                                         100                         5
Occidental Petroleum Corp.                                           406                        29
Peabody Energy Corp.                                                 100                         4
Pioneer Natural Resources Co.                                        100                         5
Range Resources Corp.                                                100                         4
Rowan Cos., Inc.                                                      52                         2
Schlumberger Ltd.                                                    559                        44
Smith International, Inc.                                            100                         6
Southwestern Energy Co. *                                            160                         5
Spectra Energy Corp.                                                 293                         7
Sunoco, Inc.                                                          64                         2
Tesoro Corp.                                                         100                         2
The Williams Cos., Inc.                                              282                         7
Transocean, Inc. *                                                   141                        15
Valero Energy Corp.                                                  294                         9
Weatherford International Ltd. *                                     332                         8
XTO Energy, Inc.                                                     213                        10
                                                                                        -----------
                                                                                               675

FOOD & STAPLES RETAILING  0.4%
Costco Wholesale Corp.                                               223                        15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                            NUMBER OF                      VALUE
SECURITY                                                     SHARES                     ($ X 1,000)
CVS Caremark Corp.                                                   740                        25
Safeway, Inc.                                                        212                         5
SUPERVALU, INC.                                                       96                         2
Sysco Corp.                                                          294                         9
The Kroger Co.                                                       344                         9
Wal-Mart Stores, Inc.                                              1,182                        71
Walgreen Co.                                                         478                        15
Whole Foods Market, Inc.                                              66                         1
                                                                                        -----------
                                                                                               152

FOOD, BEVERAGE & TOBACCO  0.8%
Altria Group, Inc.                                                   987                        20
Anheuser-Busch Cos., Inc.                                            367                        24
Archer-Daniels-Midland Co.                                           309                         7
Brown-Forman Corp., Class B                                           40                         3
Campbell Soup Co.                                                     88                         3
Coca-Cola Enterprises, Inc.                                          144                         2
ConAgra Foods, Inc.                                                  245                         5
Constellation Brands, Inc., Class A *                                 94                         2
Dean Foods Co. *                                                      65                         2
General Mills, Inc.                                                  168                        12
H.J. Heinz Co.                                                       158                         8
Kellogg Co.                                                          118                         7
Kraft Foods, Inc., Class A                                           683                        22
Lorillard, Inc.                                                       74                         5
McCormick & Co., Inc.                                                 63                         2
Molson Coors Brewing Co., Class B                                     50                         2
PepsiCo, Inc.                                                        783                        56
Philip Morris International, Inc.                                    987                        47
Reynolds American, Inc.                                               80                         4
Sara Lee Corp.                                                       359                         5
The Coca-Cola Co.                                                    974                        52
The Hershey Co.                                                       84                         3
The Pepsi Bottling Group, Inc.                                        63                         2
Tyson Foods, Inc., Class A                                            99                         1
UST, Inc.                                                             78                         5
Wm. Wrigley Jr. Co.                                                  105                         8
                                                                                        -----------
                                                                                               309

HEALTH CARE EQUIPMENT & SERVICES  0.6%
Aetna, Inc.                                                          268                        10
AmerisourceBergen Corp.                                               98                         4
Baxter International, Inc.                                           306                        20
Becton, Dickinson & Co.                                              118                         9
Boston Scientific Corp. *                                            545                         7
C.R. Bard, Inc.                                                       50                         5
Cardinal Health, Inc.                                                199                        10
CIGNA Corp.                                                          174                         6
Coventry Health Care, Inc. *                                          75                         2
Covidien Ltd.                                                        238                        13
Express Scripts, Inc. *                                              140                        10
Hospira, Inc. *                                                       77                         3
Humana, Inc. *                                                        78                         3
IMS Health, Inc.                                                      95                         2
Intuitive Surgical, Inc. *                                            20                         5
Laboratory Corp. of America Holdings *                                60                         4
McKesson Corp.                                                       144                         8
Medco Health Solutions, Inc. *                                       290                        13
Medtronic, Inc.                                                      571                        29
Patterson Cos., Inc. *                                                66                         2
Quest Diagnostics, Inc.                                               76                         4
St. Jude Medical, Inc. *                                             173                         7
Stryker Corp.                                                        139                         9
Tenet Healthcare Corp. *                                             223                         1
UnitedHealth Group, Inc.                                             641                        16
Varian Medical Systems, Inc. *                                        60                         3
WellPoint, Inc. *                                                    312                        14
Zimmer Holdings, Inc. *                                              118                         8
                                                                                        -----------
                                                                                               227

HOUSEHOLD & PERSONAL PRODUCTS  0.4%
Avon Products, Inc.                                                  214                         9
Colgate-Palmolive Co.                                                243                        18
Kimberly-Clark Corp.                                                 219                        14
The Clorox Co.                                                        72                         5
The Estee Lauder Cos., Inc., Class A                                  57                         3
The Procter & Gamble Co.                                           1,556                       108
                                                                                        -----------
                                                                                               157

INSURANCE  0.4%
Aflac, Inc.                                                          235                        14
American International Group, Inc.                                 1,228                         4
Aon Corp.                                                            153                         7
Assurant, Inc.                                                        80                         4
Cincinnati Financial Corp.                                            83                         2
Genworth Financial, Inc., Class A                                    179                         2
Lincoln National Corp.                                               134                         6
Loews Corp.                                                           89                         3
Marsh & McLennan Cos., Inc.                                          258                         8
MBIA, Inc.                                                            64                         1
MetLife, Inc.                                                        358                        20
Principal Financial Group, Inc.                                      132                         6
Prudential Financial, Inc.                                           234                        17
The Allstate Corp.                                                   305                        14
The Chubb Corp.                                                      190                        10
The Hartford Financial Services Group, Inc.                          144                         6
The Progressive Corp.                                                376                         7
The Travelers Cos., Inc.                                             329                        15
Torchmark Corp.                                                       50                         3
Unum Group                                                           142                         4
XL Capital Ltd., Class A                                              83                         1
                                                                                        -----------
                                                                                               154

MATERIALS  0.4%
Air Products & Chemicals, Inc.                                       106                         7
AK Steel Holding Corp.                                                75                         2
Alcoa, Inc.                                                          412                         9
Allegheny Technologies, Inc.                                          40                         1
Ashland, Inc.                                                         34                         1
Ball Corp.                                                            50                         2
Bemis Co., Inc.                                                       50                         1
CF Industries Holdings, Inc.                                          25                         2
E.I. du Pont de Nemours & Co.                                        435                        18

SCHWAB MARKETTRACK GROWTH PORFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                        NUMBER OF      VALUE
SECURITY                                 SHARES     ($ X 1,000)

Eastman Chemical Co.                         39             2
Ecolab, Inc.                                 87             4
Freeport-McMoRan Copper &
   Gold, Inc.                               152             9
Hercules, Inc.                               54             1
International Flavors &
   Fragrances, Inc.                          38             1
International Paper Co.                     234             6
MeadWestvaco Corp.                           86             2
Monsanto Co.                                254            25
Newmont Mining Corp.                        211             8
Nucor Corp.                                 146             6
Pactiv Corp. *                               68             2
PPG Industries, Inc.                         79             5
Praxair, Inc.                               152            11
Rohm & Haas Co.                              69             5
Sealed Air Corp.                             78             2
Sigma-Aldrich Corp.                          78             4
The Dow Chemical Co.                        457            14
Titanium Metals Corp.                        50             1
United States Steel Corp.                    52             4
Vulcan Materials Co.                         48             4
Weyerhaeuser Co.                            116             7
                                                     --------
                                                          166

MEDIA  0.3%
CBS Corp., Class B                          396             6
Comcast Corp., Class A                    1,516            30
Gannett Co., Inc.                           112             2
Meredith Corp.                               20             1
News Corp., Class A                       1,135            14
Omnicom Group, Inc.                         168             6
Scripps Networks Interactive, Class A        41             1
The DIRECTV Group, Inc. *                   300             8
The E.W. Scripps Co., Class A                13            --
The Interpublic Group of Cos.,
   Inc. *                                   204             2
The McGraw-Hill Cos., Inc.                  173             5
The New York Times Co., Class A              74             1
The Walt Disney Co.                         911            28
The Washington Post Co., Class B              2             1
Time Warner, Inc.                         1,931            25
Viacom, Inc., Class B *                     365             9
                                                     --------
                                                          139

PHARMACEUTICALS & BIOTECHNOLOGY  1.1%
Abbott Laboratories                         729            42
Allergan, Inc.                              142             7
Amgen, Inc. *                               552            33
Applied Biosystems, Inc.                     87             3
Barr Pharmaceuticals, Inc. *                 50             3
Biogen Idec, Inc. *                         162             8
Bristol-Myers Squibb Co.                    926            19
Celgene Corp. *                             100             6
Eli Lilly & Co.                             534            24
Forest Laboratories, Inc. *                 155             4
Genzyme Corp. *                             122            10
Gilead Sciences, Inc. *                     436            20
Johnson & Johnson                         1,408            98
King Pharmaceuticals, Inc. *                115             1
Merck & Co., Inc.                         1,034            33
Millipore Corp. *                            25             2
Mylan, Inc. *                               104             1
PerkinElmer, Inc.                            62             2
Pfizer, Inc.                              3,481            64
Schering-Plough Corp.                       701            13
Thermo Fisher Scientific, Inc. *            195            11
Waters Corp. *                               49             3
Watson Pharmaceuticals, Inc. *               49             1
Wyeth                                       635            23
                                                     --------
                                                          431

REAL ESTATE  0.1%
Apartment Investment & Management
   Co., Class A                              51             2
AvalonBay Communities, Inc.                  30             3
Boston Properties, Inc.                      43             4
CB Richard Ellis Group, Inc.,
   Class A *                                 80             1
Developers Diversified Realty
   Corp.                                     50             2
Equity Residential                          138             6
General Growth Properties, Inc.             100             1
HCP, Inc.                                   100             4
Host Hotels & Resorts, Inc.                 200             3
Kimco Realty Corp.                          101             4
Plum Creek Timber Co., Inc.                  88             4
ProLogis                                    116             5
Public Storage                               40             4
Simon Property Group, Inc.                   86             8
Vornado Realty Trust                         57             5
                                                     --------
                                                           56

RETAILING  0.4%
Abercrombie & Fitch Co., Class A             50             2
Amazon.com, Inc. *                          146            11
AutoNation, Inc. *                           70             1
AutoZone, Inc. *                             27             3
Bed Bath & Beyond, Inc. *                   132             4
Best Buy Co., Inc.                          192             7
Big Lots, Inc. *                             88             2
Dillard's, Inc., Class A                     30            --
Expedia, Inc. *                             100             2
Family Dollar Stores, Inc.                   74             2
GameStop Corp., Class A *                   100             3
Genuine Parts Co.                            81             3
J.C. Penney Co., Inc.                       109             4
Kohl's Corp. *                              164             8
Limited Brands, Inc.                        165             3
Lowe's Cos., Inc.                           738            17
Macy's, Inc.                                256             5
Nordstrom, Inc.                             103             3
Office Depot, Inc. *                        139             1
RadioShack Corp.                             11            --

SCHWAB MARKETTRACK GROWTH PORFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                        NUMBER OF      VALUE
SECURITY                                 SHARES     ($ X 1,000)
Sears Holdings Corp. *                       48             5
Staples, Inc.                               344             8
Target Corp.                                417            20
The Gap, Inc.                               271             5
The Home Depot, Inc.                        899            23
The Sherwin-Williams Co.                     53             3
The TJX Cos., Inc.                          217             7
Tiffany & Co.                                68             2
                                                    ---------
                                                          154

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT  0.3%
Advanced Micro Devices, Inc. *              228             1
Altera Corp.                                171             4
Analog Devices, Inc.                        174             5
Applied Materials, Inc.                     750            11
Broadcom Corp., Class A *                   208             4
Intel Corp.                               2,783            52
KLA-Tencor Corp.                             95             3
Linear Technology Corp.                     144             4
LSI Corp. *                                 186             1
MEMC Electronic Materials, Inc. *           100             3
Microchip Technology, Inc.                  100             3
Micron Technology, Inc. *                   319             1
National Semiconductor Corp.                159             3
Novellus Systems, Inc. *                     64             1
NVIDIA Corp. *                              241             3
Teradyne, Inc. *                             94             1
Texas Instruments, Inc.                     757            16
Xilinx, Inc.                                164             4
                                                    ---------
                                                          120

SOFTWARE & SERVICES  0.8%
Adobe Systems, Inc. *                       283            11
Affiliated Computer Services,
   Inc., Class A *                           55             3
Akamai Technologies, Inc. *                 100             2
Autodesk, Inc. *                            110             4
Automatic Data Processing, Inc.             274            12
BMC Software, Inc. *                        101             3
CA, Inc.                                    215             4
Citrix Systems, Inc. *                       85             2
Cognizant Technology Solutions
   Corp., Class A *                         120             3
Computer Sciences Corp. *                    89             4
Compuware Corp. *                           182             2
Convergys Corp. *                            67             1
eBay, Inc. *                                545            12
Electronic Arts, Inc. *                     143             5
Fidelity National Information
   Services, Inc.                            70             1
Fiserv, Inc. *                               88             4
Google, Inc., Class A *                      96            38
Intuit, Inc. *                              166             5
MasterCard, Inc., Class A                    40             7
Microsoft Corp.                           4,204           112
Novell, Inc. *                              185             1
Oracle Corp. *                            1,784            36
Paychex, Inc.                               159             5
Salesforce.com, Inc. *                       75             4
Symantec Corp. *                            493            10
Total System Services, Inc.                 100             2
Unisys Corp. *                              162            --
VeriSign, Inc. *                            116             3
Western Union Co.                           362             9
Yahoo!, Inc. *                              598            10
                                                    ---------
                                                          315

TECHNOLOGY HARDWARE & EQUIPMENT  1.0%
Agilent Technologies, Inc. *                202             6
Amphenol Corp., Class A                     100             4
Apple, Inc. *                               402            46
Ciena Corp. *                                39            --
Cisco Systems, Inc. *                     2,910            66
Corning, Inc.                               731            11
Dell, Inc. *                              1,113            18
EMC Corp. *                               1,124            13
Harris Corp.                                100             5
Hewlett-Packard Co.                       1,338            62
International Business Machines
   Corp.                                    741            87
Jabil Circuit, Inc.                          83             1
JDS Uniphase Corp. *                         99             1
Juniper Networks, Inc. *                    200             4
Lexmark International, Inc., Class
   A *                                       52             2
Molex, Inc.                                  68             1
Motorola, Inc.                            1,182             8
NetApp, Inc. *                              178             3
Nortel Networks Corp. *                      16            --
QLogic Corp. *                               76             1
QUALCOMM, Inc.                              783            34
SanDisk Corp. *                              88             2
Sun Microsystems, Inc. *                    409             3
Tellabs, Inc. *                             214             1
Teradata Corp. *                             87             2
Tyco Electronics Ltd.                       238             7
Xerox Corp.                                 440             5
                                                    ---------
                                                          393

TELECOMMUNICATION SERVICES  0.4%
American Tower Corp., Class A *             200             7
AT&T, Inc.                                2,961            83
CenturyTel, Inc.                             55             2
Embarq Corp.                                 70             3
Frontier Communications Corp.               156             2
Qwest Communications
   International, Inc.                      735             2
Sprint Nextel Corp.                       1,405             9
Verizon Communications, Inc.              1,384            44
Windstream Corp.                            189             2
                                                    ---------
                                                          154

TRANSPORTATION  0.3%
Burlington Northern Santa Fe Corp.          176            16
C.H. Robinson Worldwide, Inc.               100             5
CSX Corp.                                   206            11

SCHWAB MARKETTRACK GROWTH PORFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                        NUMBER OF      VALUE
SECURITY                                 SHARES     ($ X 1,000)
Expeditors International of
   Washington, Inc.                           100            4
FedEx Corp.                                   143           11
Norfolk Southern Corp.                        196           13
Ryder System, Inc.                             29            2
Southwest Airlines Co.                        336            5
Union Pacific Corp.                           250           18
United Parcel Service, Inc., Class
   B                                          516           32
                                                     ---------
                                                           117

UTILITIES  0.4%
Allegheny Energy, Inc.                         78            3
Ameren Corp.                                   96            4
American Electric Power Co., Inc.             187            7
CenterPoint Energy, Inc.                      147            2
CMS Energy Corp.                              105            1
Consolidated Edison, Inc.                     117            5
Constellation Energy Group, Inc.               85            2
Dominion Resources, Inc.                      278           12
DTE Energy Co.                                 85            3
Duke Energy Corp.                             586           10
Dynegy, Inc., Class A *                       143            1
Edison International                          155            6
Entergy Corp.                                  98            9
Exelon Corp.                                  315           20
FirstEnergy Corp.                             157           10
FPL Group, Inc.                               190            9
Integrys Energy Group, Inc.                    15            1
Nicor, Inc.                                    32            1
NiSource, Inc.                                130            2
Pepco Holdings, Inc.                          100            2
PG&E Corp.                                    163            6
Pinnacle West Capital Corp.                    47            2
PPL Corp.                                     179            7
Progress Energy, Inc.                         120            5
Public Service Enterprise Group,
   Inc.                                       236            8
Questar Corp.                                  80            3
Sempra Energy                                 123            6
Southern Co.                                  350           13
TECO Energy, Inc.                              99            2
The AES Corp. *                               311            4
Xcel Energy, Inc.                             192            4
                                                   -----------
                                                           170
                                                    ----------
TOTAL COMMON STOCK
(COST $3,056)                                            5,036
                                                    ----------

OTHER INVESTMENT COMPANIES  86.3%
 OF NET ASSETS

Schwab Institutional Select S&P
   500 Fund (a)                         1,171,570       10,978
Schwab International Index Fund,
   Select Shares (a)                      438,369        7,720
Schwab Small-Cap Index Fund,
   Select Shares (a)                      455,467        7,962
Schwab Total Bond Market Fund (a)         685,934        6,166
Schwab Value Advantage Money Fund,
   Select Shares (a)                    1,280,477        1,280
                                                    ----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $34,528)                                          34,106
                                                    ----------

                                       FACE AMOUNT    VALUE
ISSUER RATE, MATURITY DATE               SHARES     ($ X 1,000)
SHORT-TERM INVESTMENT  1.0%
OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS  1.0%

Citibank, London Time Deposit
   2.00%, 10/01/08                            412          413
                                                    ----------
TOTAL SHORT-TERM INVESTMENT
(COST $413)                                                413
                                                    ----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $38,273 and the unrealized appreciation and depreciation were $3,393 and ($2,111), respectively, with a net unrealized appreciation of $1,282.

*     Non-income producing security.

(a)   Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

SCHWAB MARKETTRACK GROWTH PORFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                               INVESTMENTS IN
VALUATION INPUTS                                                 SECURTIES
-----------------------------------------------------    ----------------------
Level 1 - Quoted Prices                                                 $39,142
Level 2 - Other Significant Observable Inputs                               413
Level 3 - Significant Unobservable Inputs                                     0
                                                         -----------------------
TOTAL                                                                   $39,555
                                                         -----------------------

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                         COST          VALUE
HOLDINGS BY CATEGORY                 ($ X 1,000)    ($ X 1,000)
--------------------                 -----------    -----------
     97.5%   COMMON STOCK               107,559         134,427
      2.0%   SHORT-TERM
             INVESTMENTS                  2,730           2,730
                                        -------        --------
     99.5%   TOTAL INVESTMENTS          110,289         137,157
     10.8%   COLLATERAL
             INVESTED FOR
             SECURITIES ON
             LOAN                        14,825          14,825
   (10.3)%   OTHER ASSETS AND
             LIABILITIES, NET                           (14,169)
                                                       --------
    100.0%   NET ASSETS                                 137,813

                                     NUMBER OF        VALUE
SECURITY                              SHARES       ($ X 1,000)
COMMON STOCK 97.5% OF NET ASSETS
AUTOMOBILES & COMPONENTS  0.4%
Ford Motor Co. (c)*                    24,212           126
General Motors Corp. (c)                6,277            59
Harley-Davidson, Inc.                   3,256           121
Johnson Controls, Inc.                  7,500           228
The Goodyear Tire & Rubber
  Co. *                                 2,500            38
                                                     ------
                                                        572

BANKS  2.9%
BB&T Corp. (c)                          6,870           260
Comerica, Inc.                          2,330            76
Fifth Third Bancorp (c)                 6,905            82
First Horizon National Corp. (c)        1,443            14
Hudson City Bancorp, Inc.               6,500           120
Huntington Bancshares, Inc. (c)         3,256            26
KeyCorp (c)                             5,400            64
M&T Bank Corp. (c)                      1,071            96
Marshall & Ilsley Corp. (c)             2,738            55
MGIC Investment Corp.                     733             5
National City Corp. (c)                 7,400            13
PNC Financial Services Group, Inc.      4,570           341
Regions Financial Corp.                 9,077            87
Sovereign Bancorp, Inc. (c)             3,605            14
SunTrust Banks, Inc. (c)                4,800           216
U.S. Bancorp (c)                       22,399           807
Wells Fargo & Co. (c)                  43,058         1,616
Zions Bancorp (c)                       1,408            55
                                                     ------
                                                      3,947

CAPITAL GOODS  8.3%
3M Co.                                  9,240           631
Caterpillar, Inc.                       8,680           517
Cooper Industries Ltd., Class A (c)     2,600           104
Cummins, Inc.                           2,400           105
Danaher Corp. (c)                       3,126           217
Deere & Co.                             5,800           287
Dover Corp.                             2,800           114
Eaton Corp.                             1,740            98
Emerson Electric Co.                   10,760           439
Fastenal Co. (c)                        1,276            63
Fluor Corp.                             2,200           123
General Dynamics Corp.                  5,230           385
General Electric Co.                  132,578         3,381
Goodrich Corp.                          1,660            69
Honeywell International, Inc.           9,937           413
Illinois Tool Works, Inc.               5,344           238
Ingersoll-Rand Co., Ltd.,
  Class A (c)                           4,952           154
ITT Corp.                               2,480           138
Jacobs Engineering Group, Inc. *        1,500            81
L-3 Communications Holdings, Inc.       1,500           147
Lockheed Martin Corp.                   4,690           514
Masco Corp. (c)                         5,010            90
Northrop Grumman Corp.                  4,534           274
PACCAR, Inc. (c)                        4,194           160
Pall Corp.                              1,400            48
Parker Hannifin Corp.                   2,475           131
Precision Castparts Corp.               1,700           134
Raytheon Co.                            5,830           312
Rockwell Automation, Inc.               2,350            88
Rockwell Collins, Inc.                  2,200           106
Terex Corp. (c)*                        1,300            40
Textron, Inc.                           3,400           100
The Boeing Co.                         10,396           596
The Manitowoc Co., Inc.                 1,500            23
Tyco International Ltd.                 6,294           220
United Technologies Corp.              13,200           793
W.W. Grainger, Inc.                       800            70
                                                     ------
                                                     11,403

COMMERCIAL & PROFESSIONAL
   SUPPLIES  0.4%
Allied Waste Industries, Inc. *           525             6
Avery Dennison Corp. (c)                1,100            49
Cintas                                  1,157            33
Equifax, Inc.                           2,000            69
Monster Worldwide, Inc. (c)*            1,704            25
Pitney Bowes, Inc.                      2,800            93
R.R. Donnelley & Sons Co.               2,960            73
Robert Half International, Inc.         1,550            38
Waste Management, Inc.                  7,357           232
                                                     ------
                                                        618

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                     NUMBER OF        VALUE
SECURITY                              SHARES       ($ X 1,000)
CONSUMER DURABLES & APPAREL  1.0%
Centex Corp.                            1,400            23
Coach, Inc. *                           4,600           115
D.R. Horton, Inc.                       2,500            33
Eastman Kodak Co. (c)                   3,155            48
Fortune Brands, Inc.                    1,607            92
Harman International
  Industries, Inc.                        800            27
Hasbro, Inc.                            2,525            88
Jones Apparel Group, Inc.               1,500            28
KB HOME (c)                               960            19
Leggett & Platt, Inc.                   2,300            50
Lennar Corp., Class A                   1,600            24
Liz Claiborne, Inc.                       997            16
Mattel, Inc.                            5,300            96
Newell Rubbermaid, Inc.                 3,924            68
NIKE, Inc., Class B                     4,920           329
Polo Ralph Lauren Corp.                   900            60
Pulte Homes, Inc. (c)                   2,000            28
Snap-on, Inc.                             800            42
The Black & Decker Corp. (c)            1,010            61
The Stanley Works                         391            16
VF Corp.                                1,110            86
Whirlpool Corp. (c)                     1,033            82
                                                     ------
                                                      1,431

CONSUMER SERVICES  1.5%
Apollo Group, Inc., Class A *           1,327            79
Carnival Corp.                          5,222           185
Darden Restaurants, Inc.                1,590            45
H&R Block, Inc.                         4,200            96
International Game Technology           4,200            72
Marriott International, Inc.,
  Class A (c)                           4,312           112
McDonald's Corp.                       15,500           956
Starbucks Corp. *                       9,520           142
Starwood Hotels & Resorts
  Worldwide, Inc. (c)                   2,900            82
Wendy's/Arby's Group, Inc.,
  Class A                               5,525            29
Wyndham Worldwide Corp.                 2,280            36
Yum! Brands, Inc.                       7,400           241
                                                     ------
                                                      2,075

DIVERSIFIED FINANCIALS  8.0%
American Capital Ltd. (c)               1,200            31
American Express Co.                   15,870           562
Ameriprise Financial, Inc.              3,278           125
Bank of America Corp.                  58,067         2,032
Bank of New York Mellon Corp.          15,317           499
Capital One Financial Corp. (c)         5,180           264
CIT Group, Inc. (c)                     2,400            17
Citigroup, Inc.                        70,682         1,450
CME Group, Inc. (c)                       760           282
Discover Financial Services             6,890            95
E*TRADE Financial Corp. (c)*            5,160            15
Federated Investors, Inc.,
  Class B                               1,100            32
Franklin Resources, Inc.                2,100           185
IntercontinentalExchange, Inc. *          900            73
Invesco Ltd. (c)                        3,900            82
Janus Capital Group, Inc. (c)           1,941            47
JPMorgan Chase & Co.                   48,701         2,274
Legg Mason, Inc.                        1,500            57
Leucadia National Corp.                 2,000            91
Merrill Lynch & Co., Inc.              19,780           500
Moody's Corp. (c)                       2,680            91
Morgan Stanley                         13,780           317
Northern Trust Corp.                    2,470           178
NYSE Euronext (c)                       3,000           118
SLM Corp. *                             5,200            64
State Street Corp.                      5,100           290
T. Rowe Price Group, Inc. (c)           3,400           183
The Charles Schwab Corp. (a)           13,046           339
The Goldman Sachs Group, Inc.           5,657           724
                                                     ------
                                                     11,017

ENERGY  13.0%
Anadarko Petroleum Corp.                6,094           296
Apache Corp.                            4,008           418
Baker Hughes, Inc.                      4,100           248
BJ Services Co.                         3,800            73
Cabot Oil & Gas Corp.                   1,300            47
Cameron International Corp. *           2,800           108
Chesapeake Energy Corp. (c)             6,300           226
Chevron Corp.                          27,816         2,294
ConocoPhillips                         21,352         1,564
CONSOL Energy, Inc.                     2,300           106
Devon Energy Corp.                      5,663           516
El Paso Corp. (c)                       9,041           115
ENSCO International, Inc. (c)           1,900           109
EOG Resources, Inc.                     3,214           287
Exxon Mobil Corp.                      70,718         5,492
Halliburton Co.                        11,820           383
Hess Corp.                              3,410           280
Marathon Oil Corp.                      9,264           369
Massey Energy Co.                       1,000            36
Murphy Oil Corp.                        2,332           150
Nabors Industries Ltd. (c)*             4,000           100
National-Oilwell Varco, Inc. (c)*       3,786           190
Noble Corp. (c)                         3,200           140
Noble Energy                            2,000           111
Occidental Petroleum Corp.             11,000           775
Peabody Energy Corp.                    3,300           148
Pioneer Natural Resources Co.           1,600            84
Range Resources Corp.                   1,700            73
Rowan Cos., Inc. (c)                    1,200            37
Schlumberger Ltd.                      15,340         1,198
Smith International, Inc.               2,500           147
Southwestern Energy Co. *               4,400           134
Spectra Energy Corp. (c)                7,781           185
Sunoco, Inc. (c)                        1,240            44
Tesoro Corp. (c)                        1,800            30
The Williams Cos., Inc.                 7,600           180
Transocean, Inc. *                      4,180           459
Valero Energy Corp.                     6,960           211
Weatherford International Ltd. *        8,560           215

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF           VALUE
SECURITY                                              SHARES          ($ X 1,000)
XTO Energy, Inc.                                        6,686              311
                                                                       -------
                                                                        17,889

FOOD & STAPLES RETAILING  2.9%
Costco Wholesale Corp. (c)                              5,600              364
CVS Caremark Corp.                                     19,905              670
Safeway, Inc.                                           6,200              147
SUPERVALU, INC.                                         2,435               53
Sysco Corp.                                             7,700              237
The Kroger Co.                                          9,100              250
Wal-Mart Stores, Inc.                                  31,230            1,870
Walgreen Co.                                           12,975              402
Whole Foods Market, Inc. (c)                            1,800               36
                                                                       -------
                                                                         4,029

FOOD, BEVERAGE & TOBACCO  6.0%
Altria Group, Inc.                                     26,864              533
Anheuser-Busch Cos., Inc.                               9,783              635
Archer-Daniels-Midland Co.                              8,400              184
Brown-Forman Corp., Class B                               704               51
Campbell Soup Co.                                       2,300               89
Coca-Cola Enterprises, Inc.                             4,000               67
ConAgra Foods, Inc.                                     6,770              132
Constellation Brands, Inc., Class A *                   2,300               49
Dean Foods Co. *                                        1,700               40
General Mills, Inc.                                     4,579              315
H.J. Heinz Co.                                          4,510              225
Kellogg Co.                                             3,400              191
Kraft Foods, Inc., Class A                             18,590              609
Lorillard, Inc.                                         2,136              152
McCormick & Co., Inc.                                   1,700               65
Molson Coors Brewing Co., Class B                       1,678               78
PepsiCo, Inc.                                          21,040            1,500
Philip Morris International, Inc.                      26,864            1,292
Reynolds American, Inc. (c)                             2,156              105
Sara Lee Corp.                                         10,600              134
The Coca-Cola Co.                                      26,362            1,394
The Hershey Co. (c)                                     2,244               89
The Pepsi Bottling Group, Inc. (c)                      1,902               55
Tyson Foods, Inc., Class A                              1,186               14
UST, Inc.                                               2,200              146
Wm. Wrigley Jr. Co.                                     2,411              191
                                                                       -------
                                                                         8,335

HEALTH CARE EQUIPMENT & SERVICES  4.4%
Aetna, Inc.                                             6,840              247
AmerisourceBergen Corp.                                 2,720              102
Baxter International, Inc.                              8,690              570
Becton, Dickinson & Co.                                 3,300              265
Boston Scientific Corp. *                              15,090              185
C.R. Bard, Inc. (c)                                     1,320              125
Cardinal Health, Inc.                                   5,374              265
CIGNA Corp.                                             4,680              159
Coventry Health Care, Inc. (c)*                         2,050               67
Covidien Ltd.                                           6,594              354
Express Scripts, Inc. *                                 3,544              262
Hospira, Inc. *                                         2,100               80
Humana, Inc. *                                          2,100               86
IMS Health, Inc.                                        2,600               49
Intuitive Surgical, Inc. (c)*                             500              120
Laboratory Corp. of America Holdings (c)*               1,504              105
McKesson Corp.                                          3,956              213
Medco Health Solutions, Inc. *                          7,776              350
Medtronic, Inc.                                        14,709              737
Patterson Cos., Inc. *                                    980               30
Quest Diagnostics, Inc.                                 1,960              101
St. Jude Medical, Inc. *                                4,204              183
Stryker Corp. (c)                                       3,900              243
Tenet Healthcare Corp. *                                6,500               36
UnitedHealth Group, Inc.                               17,630              448
Varian Medical Systems, Inc. *                          1,000               57
WellPoint, Inc. *                                       8,136              381
Zimmer Holdings, Inc. *                                 2,984              193
                                                                       -------
                                                                         6,013

HOUSEHOLD & PERSONAL PRODUCTS  2.9%
Avon Products, Inc.                                     5,116              213
Colgate-Palmolive Co.                                   6,470              487
Kimberly-Clark Corp.                                    5,706              370
The Clorox Co.                                          1,900              119
The Estee Lauder Cos., Inc., Class A                    1,500               75
The Procter & Gamble Co.                               40,217            2,803
                                                                       -------
                                                                         4,067

INSURANCE  3.1%
Aflac, Inc.                                             6,610              388
American International Group, Inc. (c)                 33,438              111
Aon Corp.                                               4,550              205
Assurant, Inc.                                          1,500               83
Cincinnati Financial Corp. (c)                          2,335               67
Genworth Financial, Inc., Class A                       5,000               43
Lincoln National Corp.                                  3,662              157
Loews Corp.                                             3,788              150
Marsh & McLennan Cos., Inc.                             7,000              222
MBIA, Inc. (c)                                          1,750               21
MetLife, Inc. (c)                                       9,807              549
Principal Financial Group, Inc.                         3,563              155
Prudential Financial, Inc.                              6,470              466
The Allstate Corp.                                      8,440              389
The Chubb Corp.                                         5,160              283
The Hartford Financial Services Group, Inc.             3,930              161
The Progressive Corp.                                   9,500              165
The Travelers Cos., Inc.                                8,999              407
Torchmark Corp.                                         1,500               90
Unum Group                                              4,276              107
XL Capital Ltd., Class A (c)                            1,900               34
                                                                       -------
                                                                         4,253

MATERIALS  3.3%
Air Products & Chemicals, Inc.                          3,000              206
AK Steel Holding Corp.                                  1,125               29
Alcoa, Inc.                                            11,072              250

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES          ($ X 1,000)
Allegheny Technologies, Inc. (c)                        1,270               38
Ashland, Inc. (c)                                         900               26
Ball Corp.                                              1,200               47
Bemis Co., Inc.                                         1,400               37
CF Industries Holdings, Inc.                              700               64
E.I. du Pont de Nemours & Co.                          12,114              488
Eastman Chemical Co.                                    1,000               55
Ecolab, Inc. (c)                                        2,104              102
Freeport-McMoRan Copper & Gold, Inc.                    4,802              273
Hercules, Inc.                                            700               14
International Flavors & Fragrances, Inc.                1,000               40
International Paper Co.                                 6,498              170
MeadWestvaco Corp.                                      2,549               60
Monsanto Co.                                            7,050              698
Newmont Mining Corp.                                    5,446              211
Nucor Corp.                                             4,000              158
Pactiv Corp. *                                          1,800               45
PPG Industries, Inc.                                    2,300              134
Praxair, Inc.                                           4,165              299
Rohm & Haas Co. (c)                                     2,105              147
Sealed Air Corp. (c)                                    2,428               53
Sigma-Aldrich Corp.                                     1,282               67
The Dow Chemical Co. (c)                               12,305              391
Titanium Metals Corp. (c)                               1,000               11
United States Steel Corp.                               1,500              116
Vulcan Materials Co. (c)                                1,100               82
Weyerhaeuser Co. (c)                                    2,800              170
                                                                       -------
                                                                         4,481

MEDIA  2.7%
CBS Corp., Class B                                      9,880              144
Comcast Corp., Class A                                 40,173              789
Gannett Co., Inc. (c)                                   2,960               50
Meredith Corp. (c)                                        300                8
News Corp., Class A                                    30,574              367
Omnicom Group, Inc.                                     4,600              177
Scripps Networks Interactive, Class A (c)               1,000               36
The DIRECTV Group, Inc. *                               9,900              259
The E.W. Scripps Co., Class A                             333                2
The Interpublic Group of Cos., Inc. (c)*                4,997               39
The McGraw-Hill Cos., Inc.                              4,750              150
The New York Times Co., Class A (c)                     1,700               24
The Walt Disney Co.                                    25,300              777
The Washington Post Co., Class B                           30               17
Time Warner, Inc. (c)                                  49,223              645
Viacom, Inc., Class B *                                 9,080              226
                                                                       -------
                                                                         3,710

PHARMACEUTICALS & BIOTECHNOLOGY  8.4%
Abbott Laboratories                                    19,635            1,131
Allergan, Inc.                                          3,760              194
Amgen, Inc. *                                          13,854              821
Applied Biosystems, Inc.                                2,800               96
Barr Pharmaceuticals, Inc. *                            1,400               91
Biogen Idec, Inc. *                                     3,600              181
Bristol-Myers Squibb Co. (c)                           25,640              535
Celgene Corp. *                                         4,700              297
Eli Lilly & Co.                                        12,920              569
Forest Laboratories, Inc. *                             3,720              105
Genzyme Corp. *                                         3,500              283
Gilead Sciences, Inc. *                                11,708              534
Johnson & Johnson                                      37,698            2,612
King Pharmaceuticals, Inc. *                            3,466               33
Merck & Co., Inc.                                      28,300              893
Millipore Corp. *                                         500               34
Mylan, Inc. (c)*                                        2,691               31
PerkinElmer, Inc.                                       1,700               42
Pfizer, Inc.                                           89,769            1,655
Schering-Plough Corp.                                  19,190              354
Thermo Fisher Scientific, Inc. (c)*                     4,590              253
Waters Corp. *                                          1,400               82
Watson Pharmaceuticals, Inc. *                          1,500               43
Wyeth                                                  17,470              645
                                                                       -------
                                                                        11,514

REAL ESTATE  1.2%
Apartment Investment & Management Co.,
   Class A (c)                                          1,442               51
AvalonBay Communities, Inc. (c)                         1,000               98
Boston Properties, Inc.                                 1,216              114
CB Richard Ellis Group, Inc., Class A (c)*              2,300               31
Developers Diversified Realty Corp.                     1,600               51
Equity Residential                                      3,500              155
General Growth Properties, Inc.                         3,000               45
HCP, Inc.                                               2,800              112
Host Hotels & Resorts, Inc.                             6,500               86
Kimco Realty Corp.                                      2,710              100
Plum Creek Timber Co., Inc. (c)                         2,060              103
ProLogis (c)                                            2,600              107
Public Storage                                          1,500              149
Simon Property Group, Inc. (c)                          2,800              272
Vornado Realty Trust (c)                                1,600              146
                                                                       -------
                                                                         1,620

RETAILING  2.8%
Abercrombie & Fitch Co., Class A                          500               20
Amazon.com, Inc. (c)*                                   3,900              284
AutoNation, Inc. (c)*                                   1,900               21
AutoZone, Inc. *                                          500               62
Bed Bath & Beyond, Inc. *                               3,016               95
Best Buy Co., Inc.                                      5,075              190
Big Lots, Inc. (c)*                                     1,400               39
Dillard's, Inc., Class A (c)                              600                7
Expedia, Inc. *                                         2,600               39
Family Dollar Stores, Inc.                              2,000               47
GameStop Corp., Class A *                               2,000               68
Genuine Parts Co.                                       2,500              101
J.C. Penney Co., Inc.                                   2,900               97
Kohl's Corp. (c)*                                       4,410              203
Limited Brands, Inc.                                    3,908               68

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES          ($ X 1,000)
Lowe's Cos., Inc.                                      19,760              468
Macy's, Inc.                                            5,922              106
Nordstrom, Inc. (c)                                     2,850               82
Office Depot, Inc. *                                    3,500               20
RadioShack Corp. (c)                                      259                4
Sears Holdings Corp. (c)*                               1,175              110
Staples, Inc. (c)                                       9,150              206
Target Corp.                                           11,170              548
The Gap, Inc.                                           7,076              126
The Home Depot, Inc.                                   22,905              593
The Sherwin-Williams Co. (c)                            1,133               65
The TJX Cos., Inc.                                      6,310              193
Tiffany & Co.                                           1,126               40
                                                                       -------
                                                                         3,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.3%
Advanced Micro Devices, Inc. (c)*                       5,530               29
Altera Corp.                                            4,880              101
Analog Devices, Inc.                                    4,130              109
Applied Materials, Inc. (c)                            17,770              269
Broadcom Corp., Class A *                               6,165              115
Intel Corp.                                            74,371            1,393
KLA-Tencor Corp.                                        2,700               85
Linear Technology Corp. (c)                             3,200               98
LSI Corp. *                                             5,410               29
MEMC Electronic Materials, Inc. *                       2,900               82
Microchip Technology, Inc. (c)                          2,500               74
Micron Technology, Inc. *                               8,800               36
National Semiconductor Corp.                            4,400               76
Novellus Systems, Inc. (c)*                             1,600               31
NVIDIA Corp. *                                          7,200               77
Teradyne, Inc. *                                        2,100               16
Texas Instruments, Inc.                                18,340              394
Xilinx, Inc.                                            3,800               89
                                                                       -------
                                                                         3,103

SOFTWARE & SERVICES  6.1%
Adobe Systems, Inc. *                                   7,400              292
Affiliated Computer Services, Inc.,
   Class A *                                            1,191               60
Akamai Technologies, Inc. *                             2,000               35
Autodesk, Inc. *                                        3,320              111
Automatic Data Processing, Inc.                         7,173              307
BMC Software, Inc. *                                    3,200               92
CA, Inc.                                                6,044              121
Citrix Systems, Inc. *                                  2,360               60
Cognizant Technology Solutions Corp.,
   Class A *                                            3,600               82
Computer Sciences Corp. *                               2,400               96
Compuware Corp. *                                       3,750               36
Convergys Corp. *                                       1,354               20
eBay, Inc. *                                           14,588              326
Electronic Arts, Inc. (c)*                              4,058              150
Fidelity National Information Services,
   Inc.                                                 2,000               37
Fiserv, Inc. *                                          2,260              107
Google, Inc., Class A *                                 2,977            1,192
Intuit, Inc. *                                          4,396              139
MasterCard, Inc., Class A (c)                           1,000              177
Microsoft Corp.                                       107,668            2,874
Novell, Inc. *                                          5,200               27
Oracle Corp. *                                         51,720            1,050
Paychex, Inc.                                           4,450              147
Salesforce.com, Inc. *                                  1,054               51
Symantec Corp. *                                       12,141              238
Total System Services, Inc.                             2,600               43
Unisys Corp. *                                          4,700               13
VeriSign, Inc. *                                        2,025               53
Western Union Co.                                       9,959              246
Yahoo!, Inc. *                                         15,500              268
                                                                       -------
                                                                         8,450

TECHNOLOGY HARDWARE & EQUIPMENT  7.4%
Agilent Technologies, Inc. *                            5,867              174
Amphenol Corp., Class A                                 2,300               92
Apple, Inc. *                                          11,500            1,307
Ciena Corp. *                                             957               10
Cisco Systems, Inc. *                                  78,538            1,772
Corning, Inc.                                          19,950              312
Dell, Inc. *                                           28,872              476
EMC Corp. *                                            27,122              324
Harris Corp.                                            1,800               83
Hewlett-Packard Co.                                    33,413            1,545
International Business Machines Corp.                  17,885            2,092
Jabil Circuit, Inc.                                     2,127               20
JDS Uniphase Corp. *                                    2,519               21
Juniper Networks, Inc. (c)*                             6,800              143
Lexmark International, Inc., Class A (c)*               1,300               42
Molex, Inc.                                             1,800               40
Motorola, Inc.                                         29,835              213
NetApp, Inc. (c)*                                       4,600               84
Nortel Networks Corp. *                                   121               --
QLogic Corp. *                                          1,990               31
QUALCOMM, Inc.                                         21,490              924
SanDisk Corp. (c)*                                      2,900               57
Sun Microsystems, Inc. (c)*                            11,450               87
Tellabs, Inc. *                                         5,630               23
Teradata Corp. *                                        2,400               47
Tyco Electronics Ltd.                                   6,294              174
Xerox Corp.                                            12,190              141
                                                                       -------
                                                                        10,234

TELECOMMUNICATION SERVICES  3.0%
American Tower Corp., Class A *                         5,300              191
AT&T, Inc.                                             78,888            2,203
CenturyTel, Inc.                                        1,490               55
Embarq Corp.                                            1,997               81
Frontier Communications Corp.                           4,718               54
Qwest Communications International, Inc. (c)           21,216               68
Sprint Nextel Corp. (c)                                38,839              237
Verizon Communications, Inc.                           37,604            1,207
Windstream Corp.                                        5,335               58
                                                                       -------
                                                                         4,154

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES          ($ X 1,000)
TRANSPORTATION  2.2%
Burlington Northern Santa Fe Corp. (c)                  4,230              391
C.H. Robinson Worldwide, Inc.                           2,200              112
CSX Corp.                                               6,020              329
Expeditors International of Washington,
   Inc.                                                 2,500               87
FedEx Corp.                                             3,920              310
Norfolk Southern Corp.                                  5,100              338
Ryder System, Inc.                                        600               37
Southwest Airlines Co.                                  7,886              114
Union Pacific Corp. (c)                                 7,140              508
United Parcel Service, Inc., Class B                   13,415              844
                                                                       -------
                                                                         3,070

UTILITIES  3.3%
Allegheny Energy, Inc.                                  2,241               82
Ameren Corp.                                            2,500               98
American Electric Power Co., Inc.                       5,170              191
CenterPoint Energy, Inc.                                3,650               53
CMS Energy Corp. (c)                                    2,960               37
Consolidated Edison, Inc. (c)                           3,100              133
Constellation Energy Group, Inc. (c)                    2,500               61
Dominion Resources, Inc.                                7,440              318
DTE Energy Co.                                          2,200               88
Duke Energy Corp.                                      15,563              271
Dynegy, Inc., Class A *                                 4,295               15
Edison International                                    4,200              168
Entergy Corp.                                           2,377              212
Exelon Corp.                                            8,690              544
FirstEnergy Corp.                                       4,288              287
FPL Group, Inc.                                         5,400              272
Integrys Energy Group, Inc.                               247               12
Nicor, Inc. (c)                                           510               23
NiSource, Inc.                                          3,246               48
Pepco Holdings, Inc.                                    2,500               57
PG&E Corp. (c)                                          4,800              180
Pinnacle West Capital Corp.                             1,200               41
PPL Corp.                                               4,960              184
Progress Energy, Inc.                                   2,730              118
Public Service Enterprise Group, Inc.                   6,600              216
Questar Corp.                                           2,200               90
Sempra Energy                                           3,141              159
Southern Co.                                            9,510              358
TECO Energy, Inc.                                       2,840               45
The AES Corp. *                                         8,800              103
Xcel Energy, Inc.                                       3,809               76
                                                                       -------
                                                                         4,540
                                                                       -------
TOTAL COMMON STOCK
(COST $107,559)                                                        134,427
                                                                       -------

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  1.8%

Citibank, London Time Deposit
   2.00%, 10/01/08                                     2,510            2,510

U.S. TREASURY OBLIGATION  0.2%
U.S. Treasury Bills
   0.03%, 12/18/08 (b)                                   220              220
                                                                      -------
TOTAL SHORT-TERM INVESTMENT
(COST $2,730)                                                           2,730
                                                                      -------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES
  ON LOAN 10.8% OF NET ASSETS

Securities Lending Investment Fund, a
   series of the Brown Brothers
   Investment Trust                                 14,824,889         14,825

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000.)

At 09/30/08, the tax basis cost of the fund's investments was $111,044 and the unrealized appreciation and depreciation were $44,314 and ($18,201), respectively, with a net unrealized appreciation of $26,113.

*     Non-income producing security.

(a)   Issuer is affiliated with the fund's adviser.

(b) All or a portion of this security is held as collateral for open futures contracts.

(c)   All or a portion of this security is on loan.

In addition to the above, the fund held the following at 09/30/08. All numbers x 1,000 except number of contracts.

                                    NUMBER OF         CONTRACT        UNREALIZED
                                    CONTRACTS          VALUE            LOSSES
FUTURES CONTRACT

S & P Mini 500 Index, Long
   expires 12/19/08                      43            2,513             (59)

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                              INVESTMENTS IN
VALUATION INPUTS                                                SECURTIES
----------------                                              --------------
Level 1 - Quoted Prices                                         $134,427
Level 2 - Other Significant Observable Inputs                      2,730
Level 3 - Significant Unobservable Inputs                              0
                                                              ----------
TOTAL                                                           $137,157
                                                              ----------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate   certifications  for  Registrant's  principal  executive  officer  and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Annuity Portfolios

By:      /s/ Randall W. Merk
         ------------------------------------------
         Randall W. Merk
         Chief Executive Officer

Date:    November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Randall W. Merk
         ------------------------------------------
         Randall W. Merk
         Chief Executive Officer

Date:    November 25, 2008

By:       /s/ George Pereira
         ------------------------------------------
         George Pereira
         Principal Financial Officer

Date:    November 25, 2008